Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Net Revenue	$ 287	$ 497,629
Referral fees [Member]
Revenue
Disaggregation of revenue	287	11,685
Advisory service fees [Member]
Revenue
Disaggregation of revenue		459,974
Management fees [Member]
Revenue
Disaggregation of revenue		25,970
Services transferred at a point in time [Member]
Revenue
Disaggregation of revenue	287	471,659
Services transferred over time [Member]
Revenue
Disaggregation of revenue		$ 25,970